Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

44.   Equity

a)   Capital and shareholders' rights

i.    Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2018	2017 (1)
Common	3,359,929,223	3,359,929,223
Preferred	3,359,928,872	3,359,928,872
Subtotal	6,719,858,095	6,719,858,095
Treasury (common shares)	(5,535,803)	(5,535,803)
Treasury (preferred shares)	(20,741,320)	(20,741,320)
Total outstanding shares	6,693,580,972	6,693,580,972

ii.   Changes in capital stock, in number of shares

	Common	Preferred	Total
Number of shares outstanding on December 31, 2016 (1)	3,354,393,420	3,339,187,552	6,693,580,972
Number of shares outstanding on December 31, 2017 (1)	3,354,393,420	3,339,187,552	6,693,580,972
Number of shares outstanding on December 31, 2018	3,354,393,420	3,339,187,552	6,693,580,972

 (1) All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Special Shareholders' Meeting held on March 12, 2018 in proportion of one new share for every 10 shares held.

In the Special Shareholders' Meeting held on March 10, 2017, the approval was proposed by the Board of Directors to increase the capital stock by R$8,000,000 thousand, increasing it from R$51,100,000 thousand to R$59,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves - Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 555,360,173 new nominative-book entry shares, with no nominal value, whereby 277,680,101 are common shares and 277,680,072 are preferred shares, attributed free-of-charge to the shareholders as bonus, to the ratio of 1 new share for every 10 shares of the same type that they own on the base date.

In the Special Shareholders' Meeting held on March 12, 2018, the approval was proposed by the Board of Directors to increase the capital stock by R$8,000,000 thousand, increasing it from R$59,100,000 thousand to R$67,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves - Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 610,896,190 new nominative-book entry shares, with no nominal value, whereby 305,448,111 are common shares and 305,448,079 are preferred shares, attributed free-of-charge to the shareholders as bonus, to the ratio of 1 new share for every 10 shares of the same type that they own on the base date.

All of the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco's annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Organization has no obligation that is exchangeable for or convertible into shares of capital. As a result, its diluted earnings per share is the same as the basic earnings per share.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian Market, and with the same timeframes, an identical procedure is adopted in the International Market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

Treasury shares are recorded at cost, which is approximately equivalent to the market prices on the date they are acquired. Cancellation of treasury shares is recorded as a reduction of unappropriated retained earnings. Treasury shares are acquired for subsequent sale or cancellation.

b)   Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders' shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual statutory net income, after absorption of accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or to absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Organization's active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders' Meeting, with the accumulated value limited to 95% of the Organization's paid-in capital share amount.

c)   Interest on own equity / Dividends

Interest on own equity are calculated on the net income as determined in the financial statements prepared in accordance with Brazilian generally accepted accounting principles (BR GAAP) applicable to financial institutions authorized to operate by the Central Bank of Brazil. The dividends are paid in Reais and can be converted into US dollars and remitted to shareholders abroad, provided that the equity participation of the non-resident shareholder is registered with the Central Bank of Brazil. Brazilian companies may pay interest on equity to shareholders based on the shareholders' equity and treat these payments as deductible expenses in the Brazilian income tax and social contribution calculations. The interest cost is treated for accounting purposes as a deduction from shareholders' equity in a manner similar to dividends. Withholding income tax is levied and paid at the time that the interest on own equity is paid to the shareholders.

In 2018, the Organization distributed interest on own equity of R$7,298,596 thousand, being attributed to the shareholders, the gross amount per share of R$1.04 for common shares and R$1.14 for preferred shares (2017 - R$7,204,344 thousand, R$1.03 for common shares and R$1.13 for preferred shares).